TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 6.4%
	INSURANCE - 6.4%
6	Berkshire Hathaway, Inc., Class A(a)	$ 2,703,972

	TOTAL COMMON STOCKS (Cost $714,296)	2,703,972

	EXCHANGE-TRADED FUNDS — 83.9%
	EQUITY - 83.9%
37,625	Financial Select Sector SPDR Fund	1,469,256
1,900	Health Care Select Sector SPDR Fund	267,691
17,400	Invesco QQQ Trust Series 1	6,922,590
22,549	iShares Core S&P Small-Cap ETF	2,582,086
11,274	iShares Russell 2000 ETF	2,507,901
7,850	iShares Semiconductor ETF	4,257,212
11,400	SPDR Dow Jones Industrial Average ETF Trust	4,141,848
9,800	SPDR S&P 500 ETF Trust	4,654,608
3,660	SPDR S&P MidCap 400 ETF Trust	1,894,709
22,500	VanEck Semiconductor ETF	6,947,775
		35,645,676

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,709,621)	35,645,676

	OPEN END FUNDS — 9.5%
	EQUITY - 3.4%
26,786	Fidelity Low-Priced Stock Fund	1,440,794

	FIXED INCOME - 6.1%
717,928	Franklin Income Fund, Advisor Class	1,794,820
11,714	John Hancock High Yield Fund, Class I	40,179
82,272	PIMCO High Yield Fund, Institutional Class	742,913
		2,577,912

TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

TOTAL OPEN END FUNDS (Cost $3,655,169)	$ 4,018,706

TOTAL INVESTMENTS - 99.8% (Cost $19,079,086)	$ 42,368,354
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	91,420
NET ASSETS - 100.0%	$ 42,459,774

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.